Vessels in Operation	6 Months Ended
Jun. 30, 2019
Vessels In Operation [Member]
Vessels in Operation
3.	Vessels in Operation

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2018	$2,057,370	$31,908	$2,089,278
Additions	1,396	5,160	6,556
Disposal	—	(3,249)	(3,249)

June 30, 2019	$2,058,766	$33,819	$2,092,585

Accumulated Depreciation
December 31, 2018	$400,517	$17,896	$418,413
Charge for the period	33,925	3,741	37,666
Disposal	—	(3,249)	(3,249)

June 30, 2019	$434,442	$18,388	$452,830

Net Book Value
December 31, 2018	$1,656,853	$14,012	$1,670,865

June 30, 2019	$1,624,324	$15,431	$1,639,755

The cost and net book value of the 21 vessels that were contracted under time charters was $
1,183.5
 million and $
917.6
 million respectively at June 30, 2019 (December 31, 2018: $
1,337.0
million and $
1,084.0
 million respectively for 23 vessels contracted under time charters)
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities was $
1,512.9
 million as of June 30, 2019 (December 31, 2018: $
1,509.0
million)